[redacted]

CEB/Amex

05069287

1-16135

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

November 14, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on November 14, 2005 the American Stock Exchange (the "Exchange") received from the streetTRACKS® SERIES TRUST (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the streetTRACKS® DJ Wilshire Large Cap ETF, streetTRACKS® DJ Wilshire Mid Cap ETF, streetTRACKS® DJ Wilshire Mid Cap Growth ETF, streetTRACKS® DJ Wilshire Mid Cap Value ETF, streetTRACKS® DJ Wilshire Small Cap ETF, streetTRACKS® KBW Bank ETF, streetTRACKS® KBW Capital Markets ETF, streetTRACKS® KBW Insurance ETF and SPDR® Dividend ETF

Shares of beneficial interest, par value $0.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl